                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.): [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Belltower Advisors LLC
Address: 220 Horizon Drive, Suite 121
         Raleigh, NC 27615

Form 13F File Number: 28-13598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Corigliano
Title:   Managing Member
Phone:   919-424-6544

Signature, Place, and Date of Signing:


     /s/ Mark Corigliano                   Raleigh, NC          August 16, 2010
     ---------------------------           -----------          ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     --------------------     ----
     28-
        ----------------      --------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         24

Form 13F Information Table Value Total:   $124,102
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number               Name
     ---       --------------------               ----

                             Belltower Advisors LLC
                 Form 13F Information Table as of June 30, 2010

          ITEM 1                  ITEM 2        ITEM 3     ITEM 4    ITEM 5           ITEM 6          ITEM 7         ITEM 8
          ------                  ------        ------     ------    ------           ------          ------         ------
      Name of Issuer             Title of        Cusip     Value   Shares or        Investment       Managers   Voting Authority
                                  Class         Number    (x1000)  Principal        Descretion                ----------------------
                                                           Value     Amount   Sole    Shared   Other             Sole   Shared Other
------------------------------------------------------------------------------------------------------------------------------------
A POWER ENERGY GENERAT SYS L        COM        G04136100    2,044    287,142    X                               287,142      0     0
ATLAS AIR WORLDWIDE HLDGS IN      COM NEW      049164205    7,922    166,786    X                               166,786      0     0
BRIGHAM EXPLORATION CO              COM        109178103    3,967    257,963    X                               257,963      0     0
CARBO CERAMICS INC                  COM        140781105    6,783     93,956    X                                93,956      0     0
CF INDS HLDGS INC                   COM        125269100    4,661     73,455    X                                73,455      0     0
CAMERON INTERNATIONAL CORP          COM        13342B105   12,026    369,788    X                               369,788      0     0
COMPLETE PRODUCTION SERVICES        COM        20453E109    3,963    277,164    X                               277,164      0     0
CUMMINS INC                         COM        231021106    4,192     64,369    X                                64,369      0     0
DOMTAR CORP                       COM NEW      257559203    2,719     55,325    X                                55,325      0     0
DRIL-QUIP INC                       COM        262037104    6,118    138,981    X                               138,981      0     0
FREEPORT-MCMORAN COPPER & GO        COM        35671D857    4,022     68,021    X                                68,021      0     0
GENERAL MOLY INC                    COM        370373102    3,689  1,197,825    X                             1,197,825      0     0
GLOBAL GEOPHYSICAL SVCS INC         COM        37946S107    3,315    475,634    X                               475,634      0     0
HALLIBURTON CO                      COM        406216101    6,905    281,270    X                               281,270      0     0
HELMERICH & PAYNE INC               COM        423452101   10,817    296,183    X                               296,183      0     0
KEY ENERGY SVCS INC                 COM        492914106    7,307    795,937    X                               795,937      0     0
NEWPARK RES INC               COM PAR $.01NEW  651718504    2,961    489,375    X                               489,375      0     0
NORTH AMERN PALLADIUM LTD           COM        656912102    5,162  1,653,642    X                             1,653,642      0     0
SM ENERGY CO                        COM        78454L100    2,257     56,205    X                                56,205      0     0
STILLWATER MNG CO                   COM        86074Q102    5,144    442,703    X                               442,703      0     0
UNITED STATES STL CORP NEW          COM        912909108    4,487    116,404    X                               116,404      0     0
WALTER ENERGY INC                   COM        93317Q105    3,707     60,918    X                                60,918      0     0
WILLBROS GROUP INC DEL              COM        969203108    2,899    391,725    X                               391,725      0     0
GRAN TIERRA ENERGY INC              COM        38500T101    7,035  1,397,706    X                             1,397,706      0     0

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